Guarantees and product warranty (Tables)	12 Months Ended
Dec. 31, 2014
Commitments and Contingencies Disclosure [Abstract]
Guarantees
The maximum potential amount of future payments (undiscounted and without reduction for any amounts that may possibly be recovered under recourse or collateralized provisions) we could be required to make under the guarantees at December 31 are as follows:

(Millions of dollars)	2014	2013	2012
Caterpillar dealer guarantees	$209	$193	$180
Customer guarantees	49	62	77
Customer guarantees - supplier consortium	321	364	—
Third party logistics business guarantees	129	151	176
Other guarantees	32	35	53
Total guarantees	$740	$805	$486

Product warranty

(Millions of dollars)	2014		2013	2012
Warranty liability, January 1	$1,367		$1,477	$1,308
Reduction in liability (payments)	(1,071)		(938)	(920)
Increase in liability (new warranties)	1,130	[1]	828	1,089
Warranty liability, December 31	$1,426		$1,367	$1,477

[1] The increase in liability includes approximately $170 million for changes in estimates for pre-existing warranties due to higher than expected actual warranty claim experience.